DERIVATIVES AND HEDGING TRANSACTIONS (Details 2) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Senior euro notes USD ($)	Dec. 31, 2012 Senior euro notes EUR (€)	Dec. 31, 2012 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2011 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Sales USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Sales USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2011 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2012 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2011 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2010 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2012 Net Investment Hedge USD ($)	Dec. 31, 2011 Net Investment Hedge USD ($)	Dec. 31, 2010 Net Investment Hedge USD ($)	Sep. 30, 2012 Net Investment Hedge Foreign currency forward contracts EUR (€)
Impact on AOCI and earnings from derivative contracts
Unrealized gain (loss) recognized into AOCI (effective portion)												$ (1.9)	$ 0.2	$ (2.5)																					$ (15.3)
Gain (loss) recognized in income (effective portion)						(0.6)	(7.3)	(4.0)	2.1	(6.5)	(3.6)				(0.1)	(0.3)	2.0	(4.7)	(4.1)	0.2	(1.5)	0.5														(2.7)	(0.8)	(0.4)
Gain (Loss) recognized in income on derivative (ineffective portion)																							(1.2)	(1.8)	(1.2)
Gain (loss) recognized in income																										(7.9)	(2.5)	(10.9)	(0.9)	2.9	(5.4)	(7.0)	(5.4)	(5.5)
Net Investment Hedge:
Euro-denominated debt, carrying value				390	300
Euro-denominated notional amount of forward contract																																										100
Revaluation gains (losses), net of tax	$ 9.8	$ (9.5)	$ 37.6																																				$ 9.8	$ (9.5)	$ 37.6